Income Taxes (Details Textual) (USD $)	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013
Income Taxes (Textual)
Operating loss carry forwards for federal income tax	$ 19,000
Net deferred tax assets	548,647	41,294
Operating loss carry forwards for income tax, description	through 2034
Net operaring loss due to changes in ownership	$ 121,000